Consolidated Shareholders' Equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	13,430	11,020	8,250	8,280
% of share capital for the period	1.061%	0.872%	0.655%	0.658%